Income Taxes - (Tables)	3 Months Ended
Mar. 31, 2026
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation	The following table summarizes the Company's effective tax rate:

	Three Months Ended March 31,
	2026	2025
Effective income tax rate	7.7%	8.8%